Mineral Rights (Tables)	6 Months Ended
Mar. 31, 2015
Mineral Industries Disclosures [Abstract]
Schedule of Direct Cost Measured at Fair Market Value

The Company owns interests in the following entities which was recorded at our direct cost measured at fair market value to acquire our interest in these properties.

	Investment	Ownership %

Papua New Guinea Alluvial Gold Mining Venture	34	90%
Angel Jade Pty Ltd	104,000	70%